Consolidated Statements of Comprehensive Income $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) [1]	Dec. 31, 2019 MXN ($) [2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Statement [LineItems]
CONSOLIDATED NET INCOME (LOSS)	$ 670	$ 12,630	$ 15,070	$ (11,654)
Other comprehensive income, net of taxes:
Valuation of the effective portion of derivative financial instruments, net of taxes	(44)	(835)	(437)	(266)
Exchange differences on the translation of foreign operations and associates	(296)	(5,579)	(7,234)	15,207
Other comprehensive (loss) income to be reclassified to profit or loss in subsequent periods	(340)	(6,414)	(7,671)	14,941
Items that will not be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(11)	(216)	(1,039)	0
Re-measurements of the net defined benefit liability, net of taxes	(28)	(511)	259	28
Other comprehensive income (loss) not to be reclassified to profit or loss in subsequent periods	(39)	(727)	(780)	28
Total other comprehensive (loss) income, net of tax	(379)	(7,141)	(8,451)	14,969
Consolidated comprehensive income for the year, net of tax	291	5,489	6,619	3,315
Attributable to:
Consolidated comprehensive income for the year, net of tax	291	5,489	6,619	3,315
Continuing operation [member]
Attributable to:
Equity holders of the parent	294	5,541	3,984	841
Non-controlling interest	(3)	(52)	(421)	146
Discontinued operations [member]
Other comprehensive income, net of taxes:
Exchange differences on the translation of foreign operations and associates			(811)	2,830
Attributable to:
Equity holders of the parent	0	0	2,817	2,500
Non-controlling interest	$ 0	$ 0	$ 239	$ (172)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 2.4.1